CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (122.3)	$ (108.5)	$ (52.9)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1.7	0.6	0.1
Stock-based compensation	10.6	4.3	2.1
Change in fair value of warrant liability	0.0	0.0	0.2
Amortization of discount on bonds	(0.4)	(0.5)	0.0
Provision for bad debt	2.2	0.9	0.0
Common shares contribution to Lemonade Foundation	12.2	0.0	0.0
Unrealized loss on money market funds	0.1	0.0	0.0
Changes in operating assets and liabilities:
Premium receivable	(34.2)	(29.1)	(20.0)
Reinsurance recoverable	(28.7)	(8.5)	(8.9)
Prepaid reinsurance premium	(90.3)	0.5	(0.8)
Deferred acquisition costs	(1.7)	(1.2)	(0.5)
Other assets	(12.0)	(1.1)	(0.4)
Unpaid losses and loss adjustment expenses	18.1	15.1	11.0
Unearned premium	55.8	40.3	21.4
Trade payables	0.7	(0.8)	0.2
Funds held for reinsurance treaties	62.1	0.0	0.0
Other liabilities and accrued expenses	34.4	9.9	7.7
Net cash used in operating activities	(91.7)	(78.1)	(40.8)
Cash flows from investing activities:
Proceeds from short-term investments sold or matured	70.0	21.0	20.9
Proceeds from bonds sold or matured	2.3	1.0	0.0
Cost of short-term investments acquired	(14.9)	(69.2)	(13.8)
Cost of bonds acquired	(2.9)	(3.5)	0.0
Purchases of property and equipment	(4.4)	(2.7)	(0.7)
Purchases of intangible assets	0.0	(0.6)	0.0
Net cash (used in) provided by investing activities	50.1	(54.0)	6.4
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting discount and offering costs	338.0	0.0	0.0
Proceeds from release of shares upon repayment	1.3	0.0	0.0
Issuance of Preferred stock, net	0.0	299.4	119.8
Proceeds from stock exercises	1.8	0.7	0.1
Net cash provided by financing activities	341.1	300.1	119.9
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1.6	(0.1)	0.0
Net (decrease) increase in cash, cash equivalents and restricted cash	301.1	167.9	85.5
Cash, cash equivalents and restricted cash at beginning of period	270.3	102.4	16.9
Cash, cash equivalents and restricted cash at end of period	571.4	270.3	102.4
Supplemental disclosure of cash flow information:
Cash paid for income taxes	$ 1.6	$ 0.5	$ 0.2